INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Intangible assets
Less: Accumulated amortization			¥ (76,893)	¥ (42,389)
Net book value		$ 35,553	244,446	162,024
Deferred tax liability			20,440	23,480
Computer software
Intangible assets
Gross book value			29,156	31,958
Technology
Intangible assets
Gross book value			60,251	60,251
Trade names
Intangible assets
Gross book value			95,783	95,783
Customer relationships
Intangible assets
Gross book value			12,270	12,270
Acquired program transmission license
Intangible assets
Gross book value			119,728
Acquired training licenses
Intangible assets
Gross book value			4,151	¥ 4,151
Online audio/video program transmission license
Intangible assets
Total purchase price of intangible assets acquired	¥ 89,796
Deferred tax liability			29,932
Unpaid consideration			¥ 7,355